Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 93.1%
	Advertising: 0.1%
250,000	Dotdash Meredith Inc Term Loan B, 9.443%, (TSFR1M + 4.000%), 12/01/28	$247,500	0.1

	Aerospace & Defense: 2.4%
1,350,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 10.427%, (US0003M + 4.750%), 04/20/28	1,390,500	0.6
837,282	Amentum Government Services Holdings LLC 2022 Term Loan, 9.358%, (TSFR1M + 4.000%), 02/15/29	839,375	0.4
249,375	Barnes Group Inc Term Loan B, 8.456%, (TSFR3M + 3.000%), 09/03/30	250,388	0.1
257,705	Dynasty Acquisition Co., Inc. 2023 Term Loan B1, 9.356%, (TSFR1M + 4.000%), 08/24/28	258,607	0.1
110,445	Dynasty Acquisition Co., Inc. 2023 Term Loan B2, 9.356%, (TSFR1M + 4.000%), 08/24/28	110,831	0.0
112,563	KBR, Inc. 2020 Term Loan B, 8.220%, (US0001M + 2.750%), 02/05/27	113,020	0.1
1,739,963	Peraton Corp. Term Loan B, 9.206%, (TSFR1M + 3.750%), 02/01/28	1,746,053	0.8
420,000	TransDigm, Inc. 2023 Term Loan J, 8.598%, (TSFR3M + 3.250%), 02/14/31	422,450	0.2
296,989	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 8.706%, (TSFR1M + 3.750%), 12/06/28	297,731	0.1
		5,428,955	2.4

	Air Transport: 1.2%
406,073	LaserShip, Inc. 2021 Term Loan, 10.396%, (US0001M + 4.500%), 05/07/28	373,926	0.2
636,172	Savage Enterprises LLC 2021 Term Loan B, 8.606%, (TSFR1M + 3.250%), 09/15/28	638,806	0.3
461,530	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 11.498%, (TSFR3M + 6.000%), 03/24/28	334,609	0.1
1,503,923	United Airlines, Inc. 2021 Term Loan B, 9.220%, (US0003M + 3.750%), 04/21/28	1,511,255	0.6
		2,858,596	1.2

	Airlines: 0.1%
335,000	American Airlines, Inc. 2023 1st Lien Term Loan, 8.869%, (TSFR3M + 3.500%), 06/04/29	336,535	0.1

	Apparel: 0.2%
410,000	Crocs, Inc. 2023 Term Loan B, 8.498%, (TSFR3M + 3.000%), 02/20/29	412,249	0.2

	Auto Components: 1.4%
149,225	Broadstreet Partners, Inc. 2020 Term Loan B, 8.470%, (US0001M + 3.000%), 01/27/27	149,505	0.1
741,143	Clarios Global LP 2023 Incremental Term Loan, 9.106%, (TSFR1M + 3.750%), 05/06/30	743,458	0.3
680,709	Holley Purchaser, Inc. 2021 Term Loan, 9.110%, (TSFR1M + 3.750%), 11/17/28	657,735	0.3
733,863	RC Buyer, Inc. 2021 Term Loan, 8.895%, (TSFR3M + 3.500%), 07/28/28	730,193	0.3
865,412	Truck Hero, Inc. 2021 Term Loan B, 8.856%, (TSFR1M + 3.750%), 01/31/28	856,893	0.4
		3,137,784	1.4

	Automotive: 2.4%
829,434	Autokiniton US Holdings, Inc. 2021 Term Loan B, 9.970%, (US0001M + 4.500%), 04/06/28	833,840	0.3
1,093,893	Belron Finance US LLC 2021 USD Term Loan B, 8.067%, (US0003M + 2.430%), 04/13/28	1,097,038	0.5
447,634	Dealer Tire Financial, LLC Term Loan B2, 9.856%, (TSFR1M + 4.500%), 12/14/27	450,058	0.2
769,078	Gates Global LLC 2021 Term Loan B3, 7.956%, (TSFR1M + 2.500%), 03/31/27	771,438	0.3
854,315	Les Schwab Tire Centers Term Loan B, 8.710%, (US0001M + 3.250%), 11/02/27	855,561	0.4
608,234	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 8.456%, (TSFR3M + 3.000%), 05/14/26	609,864	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Automotive: (continued)
962,406		Wand NewCo 3, Inc. 2020 Term Loan, 8.220%, (US0001M + 2.750%), 02/05/26	$965,781	0.4
			5,583,580	2.4

		Basic Materials: 0.7%
374,063		Arsenal AIC Parent LLC Term Loan, 9.856%, (TSFR3M + 4.500%), 08/19/30	376,089	0.1
845,127		Ineos US Finance LLC 2023 USD Term Loan B, 8.856%, (TSFR1M + 3.500%), 02/18/30	847,164	0.4
249,352		Innophos, Inc. 2020 Term Loan B, 8.720%, (US0003M + 3.750%), 02/04/27	245,105	0.1
264,580		Iris Holdings, Inc. 2022 Term Loan 1L, 10.233%, (TSFR3M + 4.750%), 06/28/28	244,737	0.1
			1,713,095	0.7

		Beverages: 0.4%
950,400		Sunshine Investments B.V. 2022 USD Term Loan, 9.630%, (TSFR3M + 4.250%), 07/12/29	951,984	0.4

		Building & Development: 2.0%
493,557		American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.356%, (SOFRRATE + 2.000%), 01/15/27	495,183	0.2
973,797		Applecaramel Buyer, LLC Term Loan B, 9.106%, (TSFR1M + 3.750%), 10/19/27	977,206	0.4
424,532		Cornerstone Building Brands, Inc. 2021 Term Loan B, 8.712%, (TSFR1M + 3.250%), 04/12/28	425,394	0.2
376		Latham Pool Products, Inc. 2022 Term Loan B, 9.528%, (SOFRRATE + 4.000%), 02/23/29	363	0.0
522,348		LBM Acquisition LLC Term Loan B, 9.106%, (TSFR3M + 3.750%), 12/17/27	517,777	0.2
454,950		LHS Borrower, LLC 2022 Term Loan B, 10.206%, (SOFRRATE + 4.750%), 02/16/29	413,625	0.2
493,750		Oscar AcquisitionCo, LLC Term Loan B, 9.948%, (SOFRRATE + 4.500%), 04/29/29	490,184	0.2
984,962		Quikrete Holdings, Inc. 2023 Term Loan B, 8.220%, (TSFR1M + 2.750%), 03/19/29	989,518	0.5
223,278		Wilsonart LLC 2021 Term Loan E, 8.698%, (US0003M + 3.500%), 12/31/26	223,993	0.1
			4,533,243	2.0

		Building Materials: 0.2%
545,000	(9)	Summit Materials LLC 2023 Incremental Term Loan B, 11/30/28	547,044	0.2

		Business Equipment & Services: 3.6%
248,349		Anticimex International AB 2021 USD Term Loan B1, 8.495%, (TSFR3M + 3.150%), 11/16/28	248,505	0.1
976,266		APX Group, Inc. 2021 Term Loan B, 8.925%, (TSFR1M + 3.250%), 07/10/28	978,325	0.4
249,361		Cimpress Public Limited Company USD Term Loan B, 8.970%, (US0001M + 3.500%), 05/17/28	249,672	0.1
249,339	(1),(2),(3)	Cyxtera DC Holdings, Inc. Term Loan B, 10.500%, (TSFR3M + 3.000%), 05/01/24	157,644	0.1
1,010,354		Endure Digital Inc. Term Loan, 9.422%, (US0001M + 3.500%), 02/10/28	992,515	0.4
261,047		Ensono, LP 2021 Term Loan, 9.470%, (TSFR1M + 4.000%), 05/26/28	252,172	0.1
271,370		Garda World Security Corporation 2022 Term Loan B, 9.625%, (SOFRRATE + 4.250%), 02/01/29	271,992	0.1
744,023		Indy US Bidco, LLC 2021 USD Term Loan, 9.106%, (TSFR1M + 3.750%), 03/05/28	713,797	0.3
506,665		ION Trading Finance Limited 2021 USD Term Loan, 10.198%, (US0003M + 4.750%), 04/03/28	507,892	0.2
916,138		Milano Acquisition Corp Term Loan B, 9.448%, (TSFR3M + 4.000%), 10/01/27	893,234	0.4
544,546		Polaris Newco LLC USD Term Loan B, 9.470%, (US0001M + 4.000%), 06/02/28	537,910	0.2
100,000		Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 12.470%, (US0003M + 7.000%), 12/14/29	91,500	0.1
637,894		Pre-Paid Legal Services, Inc. 2021 Term Loan, 9.220%, (US0001M + 3.750%), 12/15/28	633,907	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
710,680		Skopima Merger Sub Inc. Term Loan B, 9.470%, (US0001M + 4.000%), 05/12/28	$709,729	0.3
500,000		TruGreen Limited Partnership 2020 Term Loan, 6.524%, (US0001M + 4.000%), 11/02/27	484,531	0.2
576,254		VM Consolidated, Inc. 2021 Term Loan B, 8.720%, (TSFR1M + 3.250%), 03/24/28	579,315	0.3
			8,302,640	3.6

		Cable & Satellite Television: 0.5%
420,519		Radiate Holdco, LLC 2021 Term Loan B, 8.720%, (TSFR3M + 3.250%), 09/25/26	339,569	0.2
750,000		UPC Financing Partnership 2021 USD Term Loan AX, 8.476%, (US0001M + 2.930%), 01/31/29	749,297	0.3
			1,088,866	0.5

		Chemicals: 0.2%
498,747		INEOS Quattro Holdings UK Ltd 2023 USD Term Loan, 9.206%, (TSFR1M + 3.750%), 03/14/30	485,031	0.2

		Chemicals & Plastics: 2.6%
928,585		Charter NEX US, Inc. 2021 Term Loan, 9.220%, (TSFR1M + 3.750%), 12/01/27	932,503	0.4
195,000	(9)	Element Solutions Inc. 2023 Term Loan B, 12/18/30	195,731	0.1
250,000		GEON Performance Solutions, LLC 2021 Term Loan, 10.360%, (US0001M + 4.500%), 08/18/28	249,688	0.1
426,566		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 8.220%, (TSFR1M + 2.750%), 01/29/26	427,632	0.2
580,531		Ineos US Finance LLC 2021 USD Term Loan B, 7.856%, (US0001M + 2.500%), 11/08/28	580,531	0.2
284,257		IPS Corporation 2021 Term Loan, 9.206%, (TSFR1M + 3.750%), 10/02/28	284,198	0.1
160,240		Lonza Group AG USD Term Loan B, 9.373%, (TSFR3M + 3.930%), 07/03/28	145,918	0.1
751,225		LSF11 A5 Holdco LLC 2023 Incremental Term Loan B, 9.706%, (TSFR1M + 4.250%), 10/15/28	754,668	0.3
180,891		Olympus Water US Holding Corporation 2021 USD Term Loan B, 9.360%, (TSFR3M + 3.750%), 11/09/28	180,790	0.1
391,658		PMHC II, Inc. 2022 Term Loan B, 9.807%, (TSFR3M + 4.250%), 04/23/29	376,481	0.2
448,340		PQ Corporation 2021 Term Loan B, 7.983%, (US0003M + 2.500%), 06/09/28	449,461	0.2
900,475		Starfruit Finco B.V 2023 Term Loan, 9.441%, (TSFR3M + 4.000%), 04/03/28	904,865	0.4
493,703		W.R. Grace & Co.-Conn. 2021 Term Loan B, 9.360%, (US0003M + 3.750%), 09/22/28	496,017	0.2
			5,978,483	2.6

		Clothing/Textiles: 0.5%
694,425		ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 8.850%, (SOFRRATE + 3.500%), 12/21/28	698,277	0.3
63,290		Birkenstock GmbH & Co. KG USD Term Loan B, 8.894%, (US0003M + 3.250%), 04/28/28	63,566	0.0
457,700		Samsonite International S.A. 2023 Term Loan, 8.106%, (TSFR1M + 2.750%), 06/21/30	459,226	0.2
			1,221,069	0.5

		Commercial Services: 0.6%
820,938		Avis Budget Car Rental, LLC 2023 Term Loan C, 8.456%, (TSFR1M + 3.000%), 03/16/29	823,503	0.4
485,000		Belron Finance US LLC 2023 USD Term Loan, 7.331%, (TSFR3M + 2.000%), 04/13/28	485,910	0.2
			1,309,413	0.6

		Commodities: 1.0%
843,375		Foundation Building Materials Holding Company LLC 2021 Term Loan, 8.895%, (US0001M + 3.250%), 01/31/28	841,706	0.4
561,852		Specialty Building Products Holdings, LLC 2021 Term Loan B, 9.206%, (TSFR1M + 3.250%), 10/15/28	561,618	0.2
583,528		Windsor Holdings III, LLC USD Term Loan B, 9.841%, (TSFR1M + 4.500%), 08/01/30	588,425	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Commodities: (continued)
413,016		Yak Access, LLC 2023 Term Loan, 11.763%, (TSFR3M + 6.400%), 03/10/28	$375,844	0.2
			2,367,593	1.0

		Communications: 0.9%
506,576		AP Core Holdings II, LLC Amortization Term Loan B1, 10.970%, (TSFR1M + 5.500%), 09/01/27	496,919	0.2
308,358		Global Tel*Link Corporation 2018 1st Lien Term Loan, 9.783%, (TSFR1M + 4.250%), 11/29/25	294,900	0.2
2,727	(4),(9)	GTT Communications, Inc. 2022 Opco Term Loan (PIK Rate 12.416%, Cash Rate 0.000%), 12/30/27	2,382	0.0
483,863		Tiger Acquisition, LLC 2021 Term Loan, 8.706%, (TSFR1M + 3.250%), 06/01/28	482,091	0.2
295,000		Virgin Media Bristol LLC 2023 USD Term Loan Y, 8.790%, (TSFR6M + 3.250%), 03/31/31	294,539	0.1
473,813		WeddingWire, Inc. 2023 Term Loan, 9.876%, (TSFR3M + 4.500%), 01/31/28	473,813	0.2
			2,044,644	0.9

		Computers: 0.4%
370,000		NCR Atleos LLC Term Loan B, 10.206%, (TSFR1M + 4.750%), 03/27/29	369,422	0.2
570,000		SonicWall US Holdings Inc. 2023 Term Loan, 10.360%, (TSFR3M + 5.000%), 05/16/28	564,758	0.2
			934,180	0.4

		Consumer, Cyclical: 2.4%
427,200		American Axle and Manufacturing, Inc. 2022 Term Loan B, 8.988%, (TSFR6M + 3.500%), 12/13/29	429,336	0.2
691,321		Ascend Learning, LLC 2021 Term Loan, 8.856%, (TSFR1M + 3.500%), 12/11/28	680,681	0.3
477,756		BIFM CA Buyer Inc. Term Loan B, 8.970%, (TSFR1M + 3.500%), 06/01/26	478,726	0.2
898,659		Bombardier Recreational Products. Inc. 2023 TERM LOAN B3, 8.091%, (TSFR1M + 2.750%), 12/13/29	901,186	0.4
498,744		Caesars Entertainment Corp Term Loan B, 8.706%, (TSFR1M + 3.250%), 01/20/30	500,926	0.2
830,809		GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.948%, (TSFR1M + 3.500%), 10/31/29	833,301	0.4
510,000		Homeserve USA Holding Corp Term Loan, 8.358%, (TSFR1M + 3.000%), 10/21/30	510,425	0.2
22,757		Motion Finco Sarl Delayed Draw Term Loan B2, 8.860%, (US0003M + 3.250%), 11/04/26	22,797	0.0
159,626		Motion Finco Sarl USD Term Loan B1, 8.860%, (US0003M + 3.250%), 11/12/26	159,911	0.1
364,450		Penn National Gaming, Inc. 2022 Term Loan B 1L, 8.106%, (TSFR1M + 2.750%), 05/03/29	365,634	0.2
355,000		Spring Education Group, Inc Term Loan, 9.848%, (TSFR3M + 4.500%), 10/04/30	356,198	0.1
210,636		Stars Group Holdings B.V. 2022 USD Term Loan B, 8.863%, (TSFR3M + 3.250%), 07/22/28	211,514	0.1
			5,450,635	2.4

		Consumer, Non-cyclical: 0.3%
693,263		KUEHG Corp. 2023 Term Loan, 10.348%, (TSFR3M + 5.000%), 06/12/30	696,853	0.3

		Containers & Glass Products: 3.2%
669,643		Altium Packaging LLC 2021 Term Loan B, 8.220%, (TSFR1M + 2.750%), 02/03/28	671,265	0.3
896,350		Clydesdale Acquisition Holdings Inc Term Loan B, 9.631%, (TSFR1M + 4.180%), 04/13/29	901,799	0.4
294,799		Graham Packaging Company Inc. 2021 Term Loan, 8.470%, (TSFR1M + 3.000%), 08/04/27	295,564	0.1
580,058		Plastipak Packaging, Inc. 2021 Term Loan B, 7.956%, (US0001M + 2.500%), 12/01/28	581,197	0.3
249,357		Plaze, Inc. 2020 Incremental Term Loan, 9.226%, (US0001M + 3.750%), 08/03/26	243,279	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
280,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 12.210%, (US0003M + 6.750%), 10/01/29	$114,333	0.0
1,019,490	Pro Mach Group, Inc. 2021 Term Loan B, 9.470%, (US0001M + 4.000%), 08/31/28	1,024,014	0.4
525,000	Proampac PG Borrower LLC 2023 Term Loan, 9.881%, (TSFR3M + 4.500%), 09/15/28	526,532	0.2
861,766	Reynolds Group Holdings Inc. 2021 Term Loan B, 8.720%, (TSFR1M + 3.250%), 09/24/28	864,998	0.4
1,080,290	Titan Acquisition Limited 2018 Term Loan B, 8.470%, (US0003M + 3.000%), 03/28/25	1,080,579	0.5
636,935	TricorBraun Holdings, Inc. 2021 Term Loan, 8.720%, (TSFR1M + 3.250%), 03/03/28	633,794	0.3
430,217	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 9.610%, (US0003M + 4.000%), 09/15/28	430,109	0.2
		7,367,463	3.2

	Diversified Finan Serv: 0.7%
727,660	Aretec Group, Inc. 2023 Incremental Term Loan, 9.956%, (TSFR1M + 4.500%), 08/09/30	728,456	0.3
975,000	Nuvei Technologies Corp. USD Term Loan, 8.593%, (US0003M + 3.000%), 12/19/30	975,609	0.4
		1,704,065	0.7

	Drugs: 0.7%
456,459	Amneal Pharmaceuticals LLC 2023 Term Loan B, 10.856%, (TSFR1M + 5.500%), 05/04/28	450,373	0.2
1,204,911	Jazz Financing Lux S.a.r.l. USD Term Loan, 8.970%, (US0001M + 3.500%), 05/05/28	1,212,066	0.5
		1,662,439	0.7

	Electric: 0.5%
200,695	Generation Bridge Northeast, LLC Term Loan B, 9.606%, (TSFR3M + 4.250%), 08/22/29	201,949	0.1
995,000	Vistra Energy Corp. 1st Lien Term Loan B3, 4.074%, (TSFR1M + 2.000%), 12/31/25	996,037	0.4
		1,197,986	0.5

	Electrical Compo&Equip: 0.1%
157,570	Energizer Holdings, Inc. 2020 Term Loan, 7.721%, (TSFR1M + 2.250%), 12/22/27	157,701	0.1

	Electronics: 0.4%
749,226	Ingram Micro Inc. 2023 Term Loan, 8.610%, (TSFR3M + 3.000%), 06/30/28	752,504	0.3
233,825	MX Holdings US, Inc. 2023 USD Term Loan B1D, 8.220%, (TSFR1M + 2.750%), 07/31/28	234,775	0.1
		987,279	0.4

	Electronics/Electrical: 4.7%
700,943	Altar Bidco, Inc. 2021 Term Loan, 8.285%, (US0003M + 3.100%), 02/01/29	700,768	0.3
361,210	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 9.110%, (US0003M + 3.750%), 08/29/25	350,245	0.2
768,649	Chamberlain Group Inc Term Loan B, 8.706%, (TSFR1M + 3.250%), 11/03/28	767,688	0.3
368,514	Creation Technologies Inc. 2021 Term Loan, 11.176%, (US0003M + 5.500%), 10/05/28	359,301	0.2
225,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 12.220%, (TSFR1M + 6.750%), 03/30/29	203,062	0.1
541,298	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 9.220%, (TSFR1M + 3.750%), 03/31/28	537,633	0.2
429,776	EagleView Technology Corporation 2018 Add On Term Loan B, 8.860%, (US0003M + 3.500%), 08/14/25	420,554	0.2
288,384	Grab Holdings Inc Term Loan B, 9.970%, (US0003M + 4.500%), 01/29/26	290,006	0.1
1,139,305	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 9.470%, (TSFR1M + 4.000%), 12/01/27	1,145,091	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
793,553		II-VI Incorporated 2022 Term Loan B, 8.220%, (TSFR1M + 2.750%), 07/02/29	$798,017	0.3
605,749		Illuminate Merger Sub Corp. 1st Lien Term Loan, 8.610%, (US0003M + 3.000%), 07/21/28	602,972	0.3
148,357		Mediaocean LLC 2021 Term Loan, 8.956%, (US0001M + 3.500%), 12/15/28	145,538	0.1
365,000		MH Sub I, LLC 2021 2nd Lien Term Loan, 11.606%, (TSFR1M + 6.250%), 02/23/29	343,009	0.1
672,020		Mitchell International, Inc. 2021 Term Loan B, 9.400%, (US0001M + 3.750%), 10/15/28	672,440	0.3
1,132		Planview Parent, Inc. Term Loan, 9.610%, (TSFR3M + 4.000%), 12/17/27	1,127	0.0
247,980		Project Boost Purchaser, LLC 2019 Term Loan B, 8.970%, (US0001M + 3.500%), 06/01/26	248,514	0.1
980,000		Proofpoint, Inc. 1st Lien Term Loan, 8.720%, (TSFR1M + 3.250%), 08/31/28	981,953	0.4
464,142		Quest Software US Holdings Inc. 2022 Term Loan, 9.783%, (SOFRRATE + 4.250%), 02/01/29	359,420	0.2
568,317		Rackspace Technology Global, Inc. 2021 Term Loan B, 8.230%, (TSFR1M + 2.750%), 02/15/28	251,480	0.1
1,482,361		Ultimate Software Group Inc (The) 2021 Term Loan, 8.764%, (TSFR3M + 3.250%), 05/04/26	1,487,920	0.6
247,970		Ultra Clean Holdings, Inc 2021 Term Loan B, 9.220%, (US0001M + 3.750%), 08/27/25	248,939	0.1
			10,915,677	4.7

		Energy: 0.7%
610,388		Brazos Delaware II, LLC 2023 Term Loan B, 9.108%, (TSFR1M + 3.750%), 02/11/30	612,549	0.2
853,987		Oryx Midstream Services Permian Basin LLC Term Loan B, 8.710%, (TSFR1M + 3.250%), 10/05/28	857,296	0.4
198,000		UGI Energy Services, LLC 2023 Term Loan B, 8.706%, (TSFR1M + 3.250%), 02/22/30	198,990	0.1
			1,668,835	0.7

		Environmental Control: 0.2%
500,000	(9)	GFL Environmental Inc. 2023 First Lien Term Loan, 05/31/27	502,344	0.2

		Equipment Leasing: 0.2%
372,400		Albion Financing 3 SARL USD Term Loan, 10.924%, (US0003M + 5.250%), 08/17/26	375,193	0.2
135,777		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 9.119%, (US0003M + 3.250%), 02/17/28	136,074	0.0
			511,267	0.2

		Farming/Agriculture: 0.1%
270,000		Ceva Sante Animale 2023 USD Term Loan B, 9.616%, (TSFR3M + 4.250%), 11/01/30	271,688	0.1

		Financial: 4.3%
244,581		AllSpring Buyer LLC Term Loan B, 8.887%, (TSFR3M + 3.250%), 11/01/28	244,352	0.1
827,859		AmWINS Group, Inc. 2023 Incremental Term Loan B, 8.106%, (TSFR1M + 2.750%), 02/19/28	831,259	0.4
182,000		Brookfield Property REIT Inc. 1st Lien Term Loan B, 7.856%, (TSFR1M + 2.500%), 08/27/25	181,734	0.1
1,558,145		Citadel Securities LP 2023 Term Loan B, 7.970%, (TSFR3M + 2.500%), 07/29/30	1,562,918	0.7
725,000		Cushman & Wakefield U.S. Borrower, LLC 2023 Term Loan B, 9.356%, (TSFR1M + 4.000%), 01/31/30	725,906	0.3
868,713		Edelman Financial Center, LLC 2021 Term Loan B, 8.970%, (US0001M + 3.750%), 04/07/28	869,859	0.4
435,196		Focus Financial Partners, LLC 2021 Term Loan, 7.856%, (TSFR1M + 2.500%), 06/30/28	436,012	0.2
543,125		Focus Financial Partners, LLC 2022 Term Loan B5, 8.606%, (TSFR1M + 3.250%), 06/30/28	545,011	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Financial: (continued)
550,000	(9)	GTCR W Merger Sub LLC USD Term Loan B, 09/20/30	$552,274	0.2
444,694		HighTower Holdings LLC 2021 Term Loan B, 9.641%, (US0001M + 4.000%), 04/21/28	443,768	0.2
1,485,000		Hub International Limited 2022 Term Loan B, 9.369%, (TSFR3M + 4.000%), 11/10/29	1,492,657	0.6
1,254,678		Jane Street Group, LLC 2021 Term Loan, 8.220%, (TSFR1M + 2.750%), 01/26/28	1,263,304	0.5
367,225		RHP Hotel Properties, LP 2023 Term Loan B, 8.106%, (TSFR1M + 2.750%), 05/18/30	368,258	0.2
343,275		Walker & Dunlop, Inc. 2022 Incremental Term Loan B, 8.456%, (SOFRRATE + 3.000%), 12/16/28	343,275	0.2
			9,860,587	4.3

		Financial Intermediaries: 1.8%
438,636		Advisor Group, Inc. 2023 Term Loan B, 9.856%, (TSFR3M + 4.500%), 08/17/28	440,583	0.2
295,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 12.176%, (US0003M + 6.500%), 08/02/29	284,859	0.1
738,611		AqGen Island Holdings, Inc. Term Loan, 8.970%, (TSFR1M + 3.500%), 08/02/28	738,611	0.3
728,238		Castlelake Aviation Limited Term Loan B, 8.396%, (US0003M + 2.750%), 10/22/26	730,644	0.3
581,913		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 9.098%, (TSFR3M + 3.750%), 04/09/27	578,276	0.3
458,809		Trans Union, LLC 2021 Term Loan B6, 7.720%, (TSFR1M + 2.250%), 12/01/28	460,734	0.2
786,744		VFH Parent LLC 2022 Term Loan B, 8.456%, (SOFRRATE + 3.000%), 01/13/29	789,449	0.4
			4,023,156	1.8

		Food Products: 1.6%
717,577		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 9.220%, (TSFR1M + 3.750%), 10/01/25	691,266	0.3
289,488		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 10.106%, (TSFR1M + 4.750%), 10/01/25	279,356	0.1
144,007		B&G Foods, Inc. 2019 Term Loan B4, 7.856%, (US0001M + 2.500%), 10/10/26	143,145	0.0
631,798		CHG PPC Parent LLC 2021 Term Loan, 8.356%, (TSFR1M + 3.000%), 12/08/28	633,377	0.3
150,000	(9)	Chobani, LLC 2023 Incremental Term Loan, 9.112%, 10/25/27	150,375	0.1
1,142,801		IRB Holding Corp 2022 Term Loan B, 8.456%, (TSFR1M + 3.000%), 12/15/27	1,145,918	0.5
727,974		Primary Products Finance LLC Term Loan, 9.386%, (US0003M + 4.000%), 03/31/29	730,363	0.3
			3,773,800	1.6

		Food Service: 0.1%
258,700		Aramark Services, Inc. 2023 Term Loan B6, 7.970%, (TSFR1M + 2.500%), 06/22/30	259,630	0.1

		Food/Drug Retailers: 0.5%
1,460,171	(5)	Moran Foods, LLC 2022 Extended Term Loan, 12.698%, (TSFR3M + 4.680%), 06/30/26	730,085	0.3
747,864	(5)	Moran Foods, LLC 2023 FLFO PIK Term Loan, 2.000%, 06/30/26	373,932	0.2
1,372,121	(5)	Moran Foods, LLC 2023 FLSO PIK Term Loan 1, 12.698%, 06/30/26	27,443	0.0
			1,131,460	0.5

		Forest Products: 0.2%
148,808		ASP Blade Holdings, Inc Initial Term Loan, 9.610%, (US0001M + 4.000%), 10/13/28	133,555	0.1
353,247		Spa Holdings 3 Oy USD Term Loan B, 9.610%, (US0003M + 3.750%), 02/04/28	352,658	0.1
			486,213	0.2

		Health Care: 5.8%
396,600		Accelerated Health Systems, LLC 2022 Term Loan B, 9.748%, (TSFR3M + 4.250%), 02/15/29	335,292	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
1,011,289		Athenahealth, Inc. 2022 Term Loan B, 8.606%, (TSFR1M + 3.500%), 02/15/29	$1,009,182	0.4
161,767		Avantor Funding, Inc. 2021 Term Loan B5, 7.706%, (TSFR1M + 2.250%), 11/08/27	162,313	0.1
953,063		CHG Healthcare Services Inc. 2021 Term Loan, 8.606%, (US0001M + 3.250%), 09/29/28	955,776	0.4
640,163		Covetrus, Inc. 2022 1st Lien Term Loan, 10.348%, (TSFR3M + 5.000%), 10/13/29	640,402	0.3
484,973		Gloves Buyer, Inc. 2021 Term Loan, 9.470%, (TSFR1M + 4.000%), 12/29/27	482,548	0.2
490,890		GoodRx, Inc. 1st Lien Term Loan, 8.184%, (US0001M + 2.750%), 10/10/25	491,372	0.2
250,000		Hunter Holdco 3 Limited USD Term Loan B, 9.698%, (US0003M + 4.250%), 08/19/28	249,844	0.1
155,000		IVC Acquisition Ltd 2023 USD Term Loan B, 10.831%, (TSFR3M + 5.500%), 11/17/28	155,872	0.1
395,990		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.606%, (TSFR3M + 3.250%), 11/01/28	368,073	0.2
1,070,925		Medline Borrower, LP USD Term Loan B, 8.470%, (TSFR1M + 3.250%), 10/23/28	1,076,346	0.5
249,362		MPH Acquisition Holdings LLC 2021 Term Loan B, 9.900%, (US0003M + 4.250%), 09/01/28	240,746	0.1
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 12.610%, (TSFR3M + 7.250%), 03/02/29	114,000	0.1
28,622		National Mentor Holdings, Inc. 2021 Term Loan C, 9.110%, (TSFR3M + 3.750%), 03/02/28	25,944	0.0
822,950		National Mentor Holdings, Inc. 2021 Term Loan, 9.107%, (TSFR1M + 3.750%), 03/02/28	745,946	0.3
500,000		Organon & Co USD Term Loan, 8.472%, (US0003M + 3.000%), 06/02/28	501,875	0.2
457,381		Pacific Dental Services,LLC 2021 Term Loan, 8.970%, (US0001M + 3.500%), 05/05/28	458,429	0.2
247,765		Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 9.110%, (TSFR3M + 3.500%), 11/30/27	248,268	0.1
266,625		Perrigo Investments, LLC Term Loan B, 7.706%, (TSFR1M + 2.350%), 04/20/29	266,542	0.1
459,627		Phoenix Guarantor Inc 2020 Term Loan B, 8.720%, (US0001M + 3.250%), 03/05/26	460,274	0.2
447,698		Phoenix Guarantor Inc 2021 Term Loan B3, 8.970%, (US0001M + 3.500%), 03/05/26	448,328	0.2
250,000	(9)	R1 RCM, Inc. 2023 Incremental Term Loan B, 06/21/29	250,000	0.1
300,079		RxBenefits, Inc. 2020 Term Loan, 9.973%, (TSFR1M + 4.500%), 12/20/27	299,203	0.1
1,035,000		Sotera Health Holdings, LLC 2021 Term Loan, 8.395%, (US0003M + 2.750%), 12/11/26	1,035,000	0.4
355,000		Star Parent, Inc. Term Loan B, 9.348%, (TSFR3M + 4.000%), 09/27/30	352,670	0.2
950,566		Surgery Center Holdings, Inc. 2023 Term Loan, 8.856%, (TSFR1M + 3.500%), 12/19/30	955,723	0.4
981,085		Verscend Holding Corp. 2021 Term Loan B, 9.470%, (US0001M + 4.000%), 08/27/25	983,690	0.4
			13,313,658	5.8

		Healthcare-Services: 0.4%
575,000		IQVIA Inc. 2023 USD Term Loan B4, 7.348%, (TSFR3M + 2.000%), 01/02/31	577,362	0.2
398,000		Select Medical Corporation 2023 Term Loan B1, 8.356%, (TSFR1M + 3.000%), 03/06/27	398,746	0.2
			976,108	0.4

		Holding Companies-Divers: 0.4%
935,000		Belfor Holdings Inc. 2023 USD Term Loan B, 9.106%, (TSFR1M + 3.750%), 11/01/30	940,844	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Home Builders: 0.1%
170,000	Thor Industries, Inc. 2023 USD Term Loan B2, 8.112%, (TSFR1M + 2.750%), 11/15/30	$170,850	0.1

	Home Furnishings: 0.5%
891,400	Solis IV BV USD Term Loan B1, 8.880%, (TSFR3M + 3.500%), 02/26/29	890,008	0.4
410,552	Weber-Stephen Products LLC Term Loan B, 8.720%, (TSFR1M + 3.250%), 10/30/27	361,696	0.1
		1,251,704	0.5

	Industrial: 3.2%
349,805	ADS Tactical, Inc. 2021 Term Loan B, 11.106%, (US0001M + 5.750%), 03/19/26	346,307	0.1
361,890	Aegion Corporation Term Loan, 10.395%, (TSFR1M + 4.750%), 05/17/28	362,644	0.2
612,492	AlixPartners, LLP 2021 USD Term Loan B, 8.106%, (US0001M + 2.750%), 02/04/28	614,533	0.3
688,240	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 9.206%, (TSFR1M + 3.750%), 05/12/28	685,336	0.3
144,750	Amentum Government Services Holdings LLC Term Loan B, 9.470%, (US0001M + 3.500%), 01/29/27	145,202	0.1
609,695	Brown Group Holding LLC 2022 Term Loan B2 1L, 9.129%, (TSFR3M + 3.750%), 07/02/29	612,309	0.3
302,250	Crown Subsea Communications Holding,Inc. 2023 Incremental Term Loan, 10.707%, (TSFR1M + 5.250%), 04/27/27	304,233	0.1
919,301	Emrld Borrower LP Term Loan B, 8.356%, (TSFR3M + 3.000%), 05/31/30	923,159	0.4
249,369	Five Star 2022 Term Loan 1L, 9.630%, (TSFR1M + 4.250%), 05/05/29	246,459	0.1
501,225	Neptune Bidco US Inc 2022 USD Term Loan B, 10.507%, (TSFR3M + 5.000%), 04/11/29	459,605	0.2
410,245	Northstar Group Services, INC. 2020 Term Loan B, 10.970%, (TSFR1M + 5.500%), 11/12/26	409,732	0.2
472,974	Rockwood Service Corporation 2020 Term Loan, 9.606%, (TSFR1M + 4.000%), 01/23/27	474,821	0.2
173,661	Service Logic Acquisition, Inc Term Loan, 9.645%, (US0003M + 4.000%), 10/29/27	173,769	0.1
451,588	TransDigm, Inc. 2023 Term Loan I, 8.598%, (TSFR3M + 3.250%), 08/24/28	454,245	0.2
243,609	Tutor Perini Corporation Term Loan B, 10.220%, (TSFR1M + 4.750%), 08/18/27	239,042	0.1
545,509	U.S. Silica Company 2023 Term Loan B, 10.106%, (TSFR1M + 4.750%), 03/25/30	547,282	0.2
280,000	VT Topco, Inc. 2023 Term Loan B, 9.606%, (TSFR3M + 4.250%), 08/10/30	281,777	0.1
		7,280,455	3.2

	Industrial Equipment: 2.7%
378,240	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 9.093%, (TSFR1M + 3.750%), 07/31/28	379,008	0.2
415,000	AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan, 9.605%, (TSFR1M + 4.250%), 07/31/28	417,334	0.2
461,259	Alliance Laundry Systems LLC Term Loan B, 8.994%, (TSFR3M + 3.500%), 10/08/27	463,341	0.2
332,968	Clark Equipment Company 2022 Term Loan B, 7.948%, (TSFR3M + 2.500%), 04/20/29	334,148	0.2
747,788	Conair Holdings, LLC Term Loan B, 9.220%, (US0003M + 3.750%), 05/17/28	735,324	0.3
260,000	CPM Holdings, Inc. 2023 Term Loan, 9.843%, (TSFR1M + 4.500%), 09/28/28	261,202	0.1
375,000	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 10.457%, (TSFR1M + 5.000%), 04/27/27	377,812	0.2
744,375	Filtration Group Corporation 2023 USD Term Loan, 9.720%, (TSFR1M + 4.250%), 10/21/28	748,873	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Industrial Equipment: (continued)
240,000		LSF12 Badger Bidco LLC Term Loan B, 11.356%, (TSFR1M + 6.000%), 07/25/30	$240,300	0.1
489,950		Madison IAQ LLC Term Loan, 8.721%, (US0003M + 3.250%), 06/21/28	488,909	0.2
450,000		SPX Flow, Inc. 2022 Term Loan, 9.956%, (TSFR1M + 4.500%), 04/05/29	451,969	0.2
924,919		Vertical US Newco Inc Term Loan B, 9.381%, (US0006M + 3.500%), 07/30/27	928,503	0.4
324,328		Watlow Electric Manufacturing Company Term Loan B, 9.114%, (TSFR3M + 3.750%), 03/02/28	325,139	0.1
			6,151,862	2.7

		Insurance: 4.7%
763,396		Acrisure, LLC 2020 Term Loan B, 9.150%, (US0001M + 3.500%), 02/15/27	763,055	0.3
717,523		Acrisure, LLC 2021 First Lien Term Loan B, 9.900%, (US0001M + 4.250%), 02/15/27	720,214	0.3
260,222		Acrisure, LLC 2021 Incremental Term Loan B, 9.400%, (US0001M + 3.750%), 02/15/27	260,466	0.1
1,012,342	(9)	Alliant Holdings Intermediate, LLC 2023 Term Loan B6, 8.865%, 11/06/30	1,018,106	0.5
500,000		AssuredPartners, Inc. 2022 Term Loan, 8.856%, (TSFR1M + 3.500%), 02/12/27	501,823	0.2
604,777		AssuredPartners, Inc. 2023 Term Loan B4, 9.105%, (TSFR1M + 3.750%), 02/12/27	608,028	0.3
663,763		Broadstreet Partners, Inc. 2023 Term Loan B3, 9.106%, (TSFR1M + 4.000%), 01/27/29	666,252	0.3
159,598		Howden Group Holdings Ltd 2023 USD Term Loan B, 9.367%, (TSFR1M + 4.000%), 04/18/30	160,147	0.1
669,574		IMA Financial Group, Inc. Term Loan, 9.154%, (US0001M + 3.500%), 11/01/28	669,992	0.3
890,821		NFP Corp. 2020 Term Loan, 8.720%, (TSFR1M + 3.250%), 02/15/27	896,666	0.4
847,400		OneDigital Borrower LLC 2021 Term Loan, 9.706%, (SOFRRATE + 4.250%), 11/16/27	847,930	0.4
285,000	(9)	OneDigital Borrower LLC 2023 Term Loan B, 11/16/27	285,178	0.1
993,008		Ryan Specialty Group, LLC Term Loan, 8.456%, (TSFR1M + 3.000%), 09/01/27	994,456	0.4
947,084		Sedgwick Claims Management Services, Inc. 2023 Term Loan B, 9.106%, (TSFR1M + 3.750%), 02/17/28	951,375	0.4
1,428,000		USI, Inc. 2023 Refi Term Loan, 8.610%, (TSFR3M + 3.250%), 09/14/30	1,432,463	0.6
			10,776,151	4.7

		Internet: 0.2%
498,747		MH Sub I, LLC 2023 Term Loan, 9.606%, (TSFR1M + 4.250%), 05/03/28	491,235	0.2

		Leisure Good/Activities/Movies: 3.6%
722,815	(4)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 7.650%, (US0003M + 9.000%) (PIK Rate 7.000%, Cash Rate 12.652%), 09/29/25	596,322	0.3
1,241,155		24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 19.511%, (US0003M + 14.000%), 09/29/26	651,606	0.3
347,239		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 8.970%, (US0001M + 3.500%), 08/17/28	348,379	0.2
523,125		Cinemark USA, Inc. 2023 Term Loan B, 9.107%, (TSFR1M + 3.750%), 05/24/30	524,171	0.2
223,291		City Football Group Limited Term Loan, 8.470%, (US0003M + 3.000%), 07/21/28	222,826	0.1
432,967	(9)	ClubCorp Holdings, Inc. 2023 Term Loan B2, 10.214%, 09/18/26	418,509	0.2
300,902		CWGS Group, LLC 2021 Term Loan B, 7.965%, (US0001M + 2.500%), 06/03/28	294,905	0.1
218,637		Fender Musical Instruments Corporation 2021 Term Loan B, 9.456%, (SOFRRATE + 4.000%), 12/01/28	213,854	0.1
200,000		Fitness International, LLC 2018 Term Loan B, 8.706%, (TSFR3M + 3.250%), 04/18/25	199,575	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
1,430,000		Formula One Holdings Limited Term Loan B, 7.598%, (TSFR1M + 3.000%), 01/15/30	$1,434,916	0.6
758,869		Hayward Industries, Inc. 2022 Term Loan, 8.706%, (TSFR1M + 3.250%), 05/30/28	758,632	0.3
390,925		MajorDrive Holdings IV LLC Term Loan B, 9.360%, (US0003M + 4.000%), 06/01/28	390,436	0.2
936,963		Playtika Holding Corp 2021 Term Loan, 8.220%, (US0001M + 2.750%), 03/13/28	937,607	0.4
548,625		Renaissance Learning, Inc. 2018 Add On Term Loan, 10.106%, (TSFR1M + 4.750%), 04/05/30	551,300	0.2
499,710		SRAM, LLC 2021 Term Loan B, 8.318%, (US0001M + 2.750%), 05/18/28	500,231	0.2
267,975		Topgolf Callaway Brands Corp. Term Loan B, 8.956%, (TSFR1M + 3.500%), 03/15/30	268,262	0.1
			8,311,531	3.6

		Lodging: 0.2%
500,000		Hilton Domestic Operating Company, Inc. 2023 Term Loan B4, 7.457%, (TSFR1M + 2.000%), 11/08/30	502,098	0.2

		Lodging & Casinos: 3.9%
1,000,000		1011778 B.C. Unlimited Liability Company 2023 Term Loan B5, 7.606%, (TSFR1M + 2.250%), 09/20/30	1,001,696	0.4
208,950		Alterra Mountain Company 2023 Term Loan B, 9.206%, (TSFR1M + 3.750%), 05/31/30	210,517	0.1
729,011		Arches Buyer Inc. 2021 Term Loan B, 8.706%, (US0001M + 3.250%), 12/06/27	713,702	0.3
198,987		Century Casinos, Inc 2022 Term Loan, 11.443%, (TSFR1M + 6.000%), 04/02/29	195,132	0.1
743,084		Fertitta Entertainment, LLC 2022 Term Loan B, 9.356%, (SOFRRATE + 4.000%), 01/27/29	744,185	0.3
1,175,000		Flutter Entertainment PLC Term Loan B, 7.698%, (TSFR3M + 2.250%), 11/15/30	1,179,162	0.5
610,038		Flynn Restaurant Group LP 2021 Term Loan B, 9.720%, (TSFR1M + 4.250%), 12/01/28	613,927	0.3
457,700		Golden Entertainment, Inc. 2023 Term Loan B, 8.206%, (TSFR1M + 2.750%), 05/28/30	458,272	0.2
783,194		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 8.106%, (TSFR1M + 3.000%), 08/02/28	784,541	0.4
472,625		Kingpin Intermediate Holdings LLC 2023 Term Loan B, 8.856%, (TSFR1M + 3.500%), 02/08/28	471,345	0.2
970,000	(2),(5),(9)	NPC International, Inc. 2nd Lien Term Loan, 04/18/25	–	0.0
885,697		Scientific Games Holdings LP 2022 USD Term Loan B, 8.664%, (TSFR3M + 3.500%), 04/04/29	886,681	0.4
985,000		Scientific Games International, Inc. 2022 USD Term Loan, 8.465%, (TSFR1M + 3.000%), 04/14/29	988,924	0.4
247,398		Station Casinos LLC 2020 Term Loan B, 7.706%, (US0001M + 2.250%), 02/08/27	248,188	0.1
320,505		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 8.927%, (US0001M + 3.250%), 10/02/28	304,840	0.1
174,112		Whatabrands LLC 2021 Term Loan B, 8.470%, (US0001M + 3.250%), 08/03/28	174,493	0.1
			8,975,605	3.9

		Machinery-Diversified: 0.3%
569,500		Chart Industries, Inc. 2023 Term Loan B, 8.605%, (TSFR1M + 3.250%), 03/15/30	572,347	0.3

		Mortgage REITs: 0.2%
373,372		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 8.106%, (US0001M + 2.750%), 04/23/26	369,638	0.2

		Oil & Gas: 1.0%
285,000		GIP Pilot Acquisition Partners LP Term Loan, 8.388%, (TSFR3M + 3.000%), 10/04/30	285,653	0.1
405,172		M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 9.955%, (TSFR1M + 4.500%), 09/19/29	406,727	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Oil & Gas: (continued)
665,474		TransMontaigne Operating Company L.P. Term Loan B, 8.970%, (TSFR1M + 3.500%), 11/17/28	$664,296	0.3
904,570		Traverse Midstream Partners LLC 2017 Term Loan, 9.240%, (TSFR1M + 3.750%), 02/16/28	906,408	0.4
			2,263,084	1.0

		Packaging&Containers: 0.6%
238,128		Pretium Packaging, LLC First Out Term Loan A, 10.395%, (TSFR3M + 5.000%), 10/02/28	233,961	0.1
950,241		Pretium Packaging, LLC Second Out Term Loan A1, 9.995%, 10/02/28	751,482	0.3
426,375		Trident TPI Holdings, Inc. 2023 USD Term Loan, 9.848%, (TSFR3M + 4.500%), 09/15/28	427,593	0.2
			1,413,036	0.6

		Pipelines: 0.6%
510,000		BIP PipeCo Holdings LLC Term Loan B, 8.616%, (TSFR3M + 3.250%), 12/06/30	510,000	0.2
325,786		GIP III Stetson I, L.P 2023 Term Loan B, 9.706%, (TSFR1M + 4.250%), 10/31/28	326,641	0.2
250,000		NorthRiver Midstream Finance LP 2023 USD Term Loan B, 8.395%, (TSFR3M + 3.000%), 08/16/30	250,798	0.1
289,275		Whitewater Whistler Holdings, LLC 2023 Term Loan B, 8.146%, (TSFR3M + 2.750%), 02/15/30	290,360	0.1
			1,377,799	0.6

		Publishing: 0.6%
876,644		Cengage Learning, Inc. 2021 Term Loan B, 10.406%, (US0003M + 4.750%), 07/14/26	880,530	0.4
445,010		McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 10.106%, (TSFR3M + 4.750%), 07/28/28	445,288	0.2
			1,325,818	0.6

		Radio & Television: 1.8%
290,000	(9)	Aragorn Parent Corporation Term Loan, 06/15/28	289,275	0.1
4,767,826	(1),(2),(3),(9)	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 08/24/26	226,472	0.1
1,291,776		DirecTV Financing, LLC Term Loan, 10.650%, (TSFR1M + 5.000%), 08/02/27	1,296,620	0.6
287,746		E.W. Scripps Company (The) 2019 Term Loan B2, 8.033%, (US0001M + 2.560%), 05/01/26	287,315	0.1
389,737		Gray Television, Inc. 2021 Term Loan D, 8.457%, (TSFR1M + 3.000%), 12/01/28	387,436	0.2
497,481		Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 10.706%, (TSFR1M + 5.250%), 04/09/29	488,775	0.2
295,559		NASCAR Holdings, Inc Term Loan B, 7.856%, (TSFR1M + 2.500%), 10/19/26	297,121	0.1
400,000		Red Ventures, LLC 2023 Term Loan B, 8.356%, (TSFR1M + 3.000%), 03/03/30	399,550	0.2
390,000		Simon & Schuster Inc Term Loan B, 9.390%, (TSFR3M + 4.000%), 10/30/30	391,706	0.2
131,963		WideOpenWest Finance LLC 2021 Term Loan B, 8.348%, (TSFR3M + 3.000%), 12/20/28	122,664	0.0
			4,186,934	1.8

		Rail Industries: 1.0%
418,110		Hertz Corporation, (The) 2021 Term Loan B, 8.720%, (US0003M + 3.250%), 06/30/28	417,483	0.2
80,818		Hertz Corporation, (The) 2021 Term Loan C, 8.720%, (US0001M + 3.250%), 06/30/28	80,697	0.0
250,000		Hertz Corporation, (The) 2023 Incremental Term Loan B, 9.108%, (TSFR1M + 3.750%), 06/30/28	249,906	0.1
295,981		Kenan Advantage Group, Inc. 2021 Term Loan B1, 9.220%, (TSFR3M + 3.750%), 03/24/26	295,638	0.1
203,975		Kenan Advantage Group, Inc. 2023 Term Loan B2, 9.470%, (TSFR3M + 4.000%), 03/24/26	203,822	0.1
579,462		Uber Technologies, Inc. 2023 Term Loan B, 8.135%, (TSFR3M + 2.750%), 03/03/30	581,675	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Rail Industries: (continued)
360,000	XPO Logistics, Inc. 2023 Term Loan B, 7.356%, (TSFR1M + 2.000%), 05/24/28	$362,070	0.2
		2,191,291	1.0

	Retail: 0.1%
148,875	Sally Holdings, LLC 2023 CovLite Term Loan B, 7.606%, (TSFR1M + 2.250%), 02/28/30	149,731	0.1

	Retailers (Except Food & Drug): 2.6%
595,650	CNT Holdings I Corp 2020 Term Loan, 8.926%, (TSFR3M + 3.500%), 11/08/27	597,388	0.3
248,724	Empire Today, LLC 2021 Term Loan B, 10.470%, (US0001M + 5.000%), 04/03/28	195,404	0.1
784,251	Great Outdoors Group, LLC 2021 Term Loan B1, 9.106%, (US0001M + 3.750%), 03/06/28	785,372	0.3
1,036,635	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 8.220%, (TSFR1M + 2.750%), 10/19/27	1,036,870	0.5
504,542	Leslies Poolmart, Inc. 2021 Term Loan B, 8.220%, (US0003M + 2.750%), 03/09/28	498,585	0.2
302,045	Michaels Companies, Inc. 2021 Term Loan B, 9.860%, (TSFR3M + 4.250%), 04/15/28	252,774	0.1
595,473	Petco Health and Wellness Company, Inc. 2021 Term Loan B, 8.860%, (TSFR3M + 3.250%), 03/03/28	565,141	0.3
1,221,875	Pilot Travel Centers LLC 2021 Term Loan B, 7.456%, (TSFR1M + 2.000%), 08/04/28	1,226,527	0.5
388,145	Restoration Hardware, Inc. Term Loan B, 7.970%, (US0001M + 2.500%), 10/20/28	378,927	0.2
120,098	RV Retailer, LLC Term Loan B, 9.206%, (SOFRRATE + 3.750%), 02/08/28	104,335	0.0
307,050	Staples, Inc. 7 Year Term Loan, 10.457%, (US0003M + 5.000%), 04/16/26	292,226	0.1
		5,933,549	2.6

	Semiconductors: 0.6%
1,476,313	MKS Instruments, Inc. 2023 Term Loan B, 7.841%, (TSFR1M + 2.500%), 08/17/29	1,481,584	0.6

	Software: 1.2%
363,798	AppLovin Corporation 2023 Term Loan B, 8.456%, (TSFR3M + 3.100%), 08/14/30	364,503	0.2
1,233,954	Banff Merger Sub Inc 2023 USD Term Loan, 9.875%, (TSFR1M + 4.250%), 12/02/28	1,245,330	0.6
300,000	Helios Software Holdings, Inc. 2023 Term Loan B, 9.698%, (TSFR3M + 4.250%), 07/18/30	300,187	0.1
728,631	Open Text Corporation 2023 Term Loan B, 8.206%, (TSFR1M + 2.750%), 01/31/30	730,258	0.3
		2,640,278	1.2

	Surface Transport: 0.2%
197,292	American Trailer World Corp. Term Loan B, 9.206%, (TSFR1M + 3.750%), 03/03/28	193,699	0.1
374,735	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 9.360%, (TSFR3M + 4.000%), 07/26/28	368,265	0.1
		561,964	0.2

	Technology: 8.3%
418,795	ABC Financial Services, Inc. 1st Lien Term Loan, 9.895%, (TSFR1M + 4.250%), 01/02/25	418,795	0.2
715,770	Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 9.848%, (TSFR3M + 4.500%), 09/18/26	719,988	0.3
940,122	AppLovin Corporation 2021 Term Loan B, 8.556%, (TSFR1M + 3.100%), 10/25/28	942,472	0.4
1,059,396	Asurion LLC 2020 Term Loan B8, 8.720%, (US0003M + 3.250%), 12/23/26	1,058,828	0.5
530,000	Asurion LLC 2021 2nd Lien Term Loan B3, 10.606%, (US0001M + 5.250%), 01/31/28	506,371	0.2
272,835	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 8.138%, (US0001M + 3.000%), 06/15/25	273,024	0.1
929,971	Bright Bidco B.V. 2022 Exit Term Loan, 6.390%, 10/31/27	325,490	0.1
396,900	ConnectWise, LLC 2021 Term Loan B, 8.970%, (US0003M + 3.500%), 09/29/28	396,007	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Technology: (continued)
387,445	Constant Contact Inc Term Loan, 9.687%, (US0003M + 4.000%), 02/10/28	$379,696	0.2
192,735	Cornerstone OnDemand, Inc. 2021 Term Loan, 9.220%, (TSFR3M + 3.750%), 10/16/28	187,555	0.1
499,038	Cvent, Inc. 2023 Term Loan B, 9.098%, (TSFR3M + 3.750%), 06/17/30	500,286	0.2
149,690	Cyxtera DC Holdings, Inc. 2023 DIP Term Loan, 13.974%, (TSFR1M + 8.610%), 12/07/23	150,813	0.1
478,238	ECI Macola Max Holding, LLC 2020 Term Loan, 9.110%, (TSFR3M + 3.750%), 11/09/27	479,016	0.2
198,285	Epicor Software Corporation 2020 Term Loan, 8.720%, (US0001M + 3.250%), 07/30/27	199,242	0.1
540,000	Epicor Software Corporation 2023 Incremental Term Loan, 9.106%, (TSFR1M + 3.750%), 07/30/27	545,467	0.2
1,027,932	Go Daddy Operating Company, LLC 2022 Term Loan B5, 7.856%, (TSFR1M + 3.000%), 11/09/29	1,032,567	0.4
199,000	Indy US Bidco, LLC 2023 USD Fifth Amendment Incremental Term Loan, 11.606%, (TSFR1M + 6.250%), 03/06/28	195,186	0.1
1,000,176	Informatica LLC 2021 USD Term Loan B, 8.220%, (US0001M + 2.750%), 10/27/28	1,003,510	0.4
288,550	Intrado Corporation 2023 Term Loan B, 9.351%, (TSFR3M + 4.000%), 01/31/30	289,848	0.1
716,988	Ivanti Software, Inc. 2021 Term Loan B, 9.907%, (US0001M + 4.250%), 12/01/27	682,987	0.3
373,754	LogMeIn, Inc. Term Loan B, 10.283%, (US0001M + 4.750%), 08/31/27	249,294	0.1
521,547	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.645%, (US0003M + 4.750%), 07/27/28	366,713	0.2
989,950	McAfee, LLC 2022 USD Term Loan B, 9.193%, (TSFR1M + 3.750%), 03/01/29	988,558	0.4
365,000	Mosel Bidco SE USD Term Loan B, 10.098%, (TSFR3M + 4.750%), 08/01/30	365,912	0.2
443,765	NortonLifeLock Inc. 2022 Term Loan B, 7.456%, (SOFRRATE + 2.000%), 09/12/29	444,755	0.2
760,000	Project Boost Purchaser LLC, 7.268%, (US0001M + 3.500%), 05/30/26	761,346	0.3
264,338	Quartz Acquireco LLC Term Loan B, 8.856%, (TSFR3M + 3.500%), 06/28/30	265,494	0.1
498,724	RealPage, Inc. Term Loan B 1L, 8.356%, (US0001M + 3.000%), 04/24/28	496,810	0.2
504,567	Redstone Buyer LLC 2021 Term Loan, 10.220%, (US0003M + 4.750%), 04/27/28	383,708	0.2
349,688	SkillSoft Corporation 2021 Term Loan, 10.723%, (TSFR1M + 5.250%), 07/14/28	331,038	0.1
351,262	SS&C Technologies Inc. 2022 Term Loan B6, 7.706%, (TSFR1M + 2.250%), 03/22/29	352,260	0.2
591,120	SS&C Technologies Inc. 2022 Term Loan B7, 7.706%, (TSFR1M + 2.250%), 03/22/29	592,799	0.3
869,159	Tibco Software Inc. 2022 USD Term Loan, 9.990%, (TSFR3M + 4.500%), 03/30/29	852,971	0.4
1,072,138	Travelport Finance (Luxembourg) S.a.r.l. 2023 Consented Term Loan, 13.869%, (TSFR3M + 8.500%), 05/29/26	455,659	0.2
114,425	Ultimate Software Group Inc (The) 2023 Incremental Term Loan, 9.988%, (TSFR3M + 4.500%), 05/04/26	115,097	0.0
296,275	Veritas US Inc. 2021 USD Term Loan B, 10.356%, (US0003M + 5.000%), 09/01/25	246,500	0.1
249,365	Virtusa Corporation 2022 Incremental Term Loan, 9.206%, (SOFRRATE + 3.750%), 02/15/29	250,184	0.1
249,357	Weld North Education, LLC 2021 Term Loan B, 9.220%, (US0001M + 3.750%), 12/21/27	249,638	0.1
406,925	World Wide Technology Holding Co. LLC Term Loan, 8.707%, (TSFR1M + 3.250%), 03/01/30	409,341	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Technology: (continued)
676,285		Xperi Corporation 2020 Term Loan B, 8.970%, (US0001M + 3.500%), 06/08/28	$676,285	0.3
			19,141,510	8.3

		Telecommunications: 2.8%
496,521		Altice France S.A. 2023 USD Term Loan B14, 10.894%, (TSFR3M + 5.500%), 08/15/28	446,714	0.2
459,100		Asurion LLC 2021 Term Loan B9, 8.606%, (US0003M + 3.250%), 07/31/27	456,517	0.2
428,538		Cablevision Lightpath LLC Term Loan B, 8.726%, (US0001M + 3.250%), 11/30/27	428,405	0.2
972,407		CCI Buyer, Inc. Term Loan, 9.360%, (TSFR3M + 4.000%), 12/17/27	970,844	0.4
1,245		CenturyLink, Inc. 2020 Term Loan B, 7.720%, (US0001M + 2.250%), 03/15/27	853	0.0
258,215		CommScope, Inc. 2019 Term Loan B, 8.720%, (TSFR1M + 3.250%), 04/06/26	231,291	0.1
748,057		Connect Finco Sarl 2021 Term Loan B, 8.856%, (US0001M + 3.500%), 12/11/26	749,252	0.3
449,490		Eagle Broadband Investments LLC Term Loan, 8.610%, (US0003M + 3.000%), 11/12/27	442,326	0.2
322,272		GOGO Intermediate Holdings LLC Term Loan B, 9.220%, (US0003M + 3.750%), 04/30/28	323,307	0.1
286,063		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 10.110%, (US0003M + 4.500%), 11/01/24	223,451	0.1
329,765		Telesat Canada Term Loan B5, 8.400%, (US0003M + 2.750%), 12/07/26	214,073	0.1
149,242		ViaSat, Inc. Term Loan, 9.856%, (TSFR1M + 4.500%), 03/02/29	147,190	0.1
750,000		Virgin Media Bristol LLC 2020 USD Term Loan Q, 8.726%, (US0001M + 3.250%), 01/31/29	749,906	0.3
722,765		Zayo Group Holdings, Inc. USD Term Loan, 8.470%, (TSFR1M + 3.000%), 03/09/27	623,724	0.3
450,000		Ziggo Financing Partnership USD Term Loan I, 7.976%, (US0001M + 2.500%), 04/30/28	449,438	0.2
			6,457,291	2.8

		Transportation: 0.1%
240,000		XPO Logistics, Inc. 2023 Term Loan, 7.355%, (TSFR1M + 2.000%), 02/28/31	240,600	0.1

		Utilities: 0.4%
342,723		Nautilus Power, LLC 2023 Term Loan B, 10.860%, (TSFR3M + 5.250%), 11/16/26	279,962	0.1
720,292		Waterbridge Midstream Operating LLC Term Loan B, 11.390%, (US0003M + 5.750%), 06/22/26	722,293	0.3
			1,002,255	0.4

		Zero Default Risk: 0.9%
397,299		Fugue Finance B.V. 2023 USD Term Loan B, 9.388%, (TSFR3M + 4.000%), 01/31/28	399,575	0.2
299,131		LSF11 Trinity Bidco, Inc. 2023 Term Loan, 9.358%, (TSFR1M + 4.000%), 06/14/30	301,374	0.1
472,078	(9)	Medallion Midland Acquisition, LLC 2023 Term Loan, 8.864%, 10/18/28	474,438	0.2
43,810	(6),(9)	Ryan, LLC Delayed Draw Term Loan, 11/14/30	44,029	0.0
416,190		Ryan, LLC Term Loan, 9.856%, (TSFR1M + 4.500%), 11/14/30	418,271	0.2
348,010		Smyrna Ready Mix Concrete, LLC 2023 Term Loan, 8.858%, (TSFR1M + 3.500%), 04/02/29	348,880	0.2
			1,986,567	0.9

	Total Loans
	(Cost $221,312,917)		214,548,939	93.1

CORPORATE BONDS/NOTES: 6.1%
		Basic Materials: 0.2%
500,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	477,024	0.2

		Communications: 0.6%
500,000	#	CommScope, Inc., 4.750%, 09/01/29	336,173	0.2
500,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	490,232	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Communications: (continued)
500,000	#	ViaSat, Inc., 5.625%, 04/15/27	$484,278	0.2
			1,310,683	0.6

		Consumer, Cyclical: 1.7%
500,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/28	484,248	0.2
300,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	284,266	0.1
500,000	#	Gap, Inc./The, 3.875%, 10/01/31	412,477	0.2
355,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	323,496	0.2
500,000	#	SRS Distribution, Inc., 6.125%, 07/01/29	474,617	0.2
500,000	#	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	502,881	0.2
500,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	423,329	0.2
500,000	#	Williams Scotsman International, Inc., 4.625%, 08/15/28	472,756	0.2
500,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	486,962	0.2
			3,865,032	1.7

		Consumer, Non-cyclical: 0.8%
500,000	#	ADT Security Corp./The, 4.125%, 08/01/29	460,675	0.2
500,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/30	479,208	0.2
500,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	461,274	0.2
500,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	482,613	0.2
			1,883,770	0.8

		Energy: 1.0%
500,000	#	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	493,015	0.2
500,000	#	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	469,043	0.2
500,000	#	Hess Midstream Operations L.P., 4.250%, 02/15/30	460,575	0.2
500,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	485,578	0.2
500,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	465,013	0.2
			2,373,224	1.0

		Financial: 0.6%
500,000		OneMain Finance Corp., 5.375%, 11/15/29	468,929	0.2
500,000	#	PRA Group, Inc., 5.000%, 10/01/29	413,300	0.2
500,000	#	United Wholesale Mortgage LLC, 5.750%, 06/15/27	490,568	0.2
			1,372,797	0.6

		Industrial: 0.8%
250,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	242,199	0.1
500,000	#	PGT Innovations, Inc., 4.375%, 10/01/29	498,759	0.2
500,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	501,171	0.3
500,000	#	Standard Industries, Inc./NJ, 4.750%, 01/15/28	481,690	0.2
			1,723,819	0.8

		Technology: 0.4%
550,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	547,307	0.2
500,000	#	Open Text Corp., 3.875%, 12/01/29	448,927	0.2
			996,234	0.4

	Total Corporate Bonds/Notes
	(Cost $13,962,458)		14,002,583	6.1

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.2%
408,271	(5),(7)	24 Hour Fitness Worldwide, Inc.	3,266	0.0
544,388	(5),(7)	24 Hour Fitness Worldwide, Inc. - Preferred	54	0.0
31,062	(5),(7)	Avaya, Inc. 1145 Shares	207,090	0.1
9,095	(5),(7)	Avaya, Inc. 144A Shares	59,117	0.0
69,381	(7)	Cumulus Media, Inc. Class-A	369,107	0.2
12,325	(5)	Harvey Gulf International Marine LLC	431,375	0.2
7,471	(5),(7)	iQor	6,306	0.0
102,480	(5)	Longview Power LLC	1,357,860	0.6
88,701	(5),(7)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(5),(7)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
24,491	(5),(7)	Yak Access LLC Common Unit Series A	171	0.0
5,388	(5),(7)	Yak Access LLC Common Unit Series B	38	0.0
580,823	(5),(7)	Yak Access LLC Preferred Series A	232,329	0.1
1,117,890	(5),(7)	Yak Access LLC Preferred Series B1	29,814	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
23,080	(5),(7)	Yak Access LLC Preferred Series B2	462	0.0
		Total Equities and Other Assets
		(Cost $4,666,441)	2,697,418	1.2

		Total Long-Term Investments
		(Cost $239,941,816)	231,248,940	100.4

SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
4,999,200	(8)	State Street Institutional Liquid Reserves Fund - Premier Class, 5.490%
		(Cost $5,001,550)	5,001,200	2.2

		Total Short-Term Investments
		(Cost $5,001,550)	5,001,200	2.2

		Total Investments (Cost $244,943,366)	$236,250,140	102.6
		Liabilities in Excess of Other Assets	(5,933,004)	(2.6)
		Net Assets	$230,317,136	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(2)	Loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(3)	The borrower has filed for protection in federal bankruptcy court.
(4)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	All or a portion of this holding is subject to unfunded loan commitments.
(7)	Non-income producing security.
(8)	Rate shown is the 7-day yield as of December 31, 2023.
(9)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2023
Asset Table
Investments, at fair value
Loans	$–	$213,417,479	$1,131,460	$214,548,939
Equities and Other Assets	369,107	–	2,328,311	2,697,418
Corporate Bonds/Notes	–	14,002,583	–	14,002,583
Short-Term Investments	5,001,200	–	–	5,001,200
Total Investments, at fair value	$5,370,307	$227,420,062	$3,459,771	$236,250,140

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended December 31, 2023:

	Equities and Other Assets*	Loans**	Total
Assets:
Beginning balance at March 31, 2023	$1,911,844	$-	$1,911,844
Purchases	667,582	-	667,582
Sales	(131,002)	-	(131,002)
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	281,261	-	281,261
Transfers into Level 3	-	730,085	730,085
Transfers out of Level 3	-	-	-
Ending balance at December 31, 2023	$2,729,685	$730,085	$3,459,771
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of December 31, 2023***	$281,261	$-	$281,261

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Loans transferred into Level 3 due to lack of significant other unobservable inputs.

*** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,765,567
Gross Unrealized Depreciation	(12,458,793)
Net Unrealized Depreciation	$(8,693,226)